Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Tables)	12 Months Ended
Dec. 31, 2010
Employee benefit plans and stock-based compensation plans (Tables) [Abstract]
Weighted average assumptions to value options and SSRs Granted

	2010	2009	2008
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.5%-2.4%	1.3%-2.4%	1.6%-3.4%
Expected volatility of stock	36%-41%	35%-39%	30%-37%
Expected dividend yield	None	None	None
Weighted average volatility of stock	38.4%	37.5%	30.0%

Status of stock options and SSRs

	2010
(share data in millions)	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	16.4	$20.77
Granted	2.5	49.55
Exercised	(5.1)	15.44
Forfeited/cancelled	(0.5)	29.92

Outstanding at end of period	13.3	27.83

Awards exercisable at period end	7.1	21.75

Status of restricted stock and performance shares

	2010
(share data in millions)	Shares	Weighted- Average Grant Date Fair Value
Outstanding at beginning of year	1.2	$23.66
Granted	0.3	49.59
Other(1)	0.2	49.34
Released	(0.7)	$15.10
Forfeited/Cancelled	—

Outstanding at end of period	1.0

Total stock options exercised and restricted shares vested

(in millions, except per share data)	2010	2009	2008
Proceeds from stock options exercised	$38.2	$9.4	$27.7
Fair value of vested restricted shares	10.5	12.4	4.3
Intrinsic value of stock options exercised	123.7	48.8	41.7
Weighted average fair value of options granted during the year	$15.97	$7.27	$8.94